INVESTMENTS - Actions in Guarantee (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Associates
Investments pending in judicial proceedings out of total investments (in percent)	9.89%	10.02%
INVESTMENT VALUE	R$ 7,458,550
BLOCKED INVESTMENT	7,106,096
CTEEP
Associates
INVESTMENT VALUE	R$ 3,951,302
BLOCKING PERCENTAGE	96.49%
BLOCKED INVESTMENT	R$ 3,812,611
EMAE
Associates
INVESTMENT VALUE	R$ 339,027
BLOCKING PERCENTAGE	100.00%
BLOCKED INVESTMENT	R$ 339,027
Energisa MT
Associates
INVESTMENT VALUE	R$ 8,140
BLOCKING PERCENTAGE	100.00%
BLOCKED INVESTMENT	R$ 8,140
CEEE-GT
Associates
INVESTMENT VALUE	R$ 818,901
BLOCKING PERCENTAGE	100.00%
BLOCKED INVESTMENT	R$ 818,901
CEMAR
Associates
INVESTMENT VALUE	R$ 989,425
BLOCKING PERCENTAGE	95.55%
BLOCKED INVESTMENT	R$ 945,396
CEB Lajeado
Associates
INVESTMENT VALUE	R$ 52,804
BLOCKING PERCENTAGE	99.97%
BLOCKED INVESTMENT	R$ 52,787
Companhia Energetica de Sao Paulo - CESP
Associates
INVESTMENT VALUE	R$ 134,146
BLOCKING PERCENTAGE	98.96%
BLOCKED INVESTMENT	R$ 132,751
AES Tiete
Associates
INVESTMENT VALUE	R$ 312,908
BLOCKING PERCENTAGE	90.66%
BLOCKED INVESTMENT	R$ 283,682
Coelce
Associates
INVESTMENT VALUE	R$ 244,042
BLOCKING PERCENTAGE	92.94%
BLOCKED INVESTMENT	R$ 226,813
CGEEP
Associates
INVESTMENT VALUE	R$ 16,845
BLOCKING PERCENTAGE	64.89%
BLOCKED INVESTMENT	R$ 10,931
Centrais Eletricas do ParA - CELPA
Associates
INVESTMENT VALUE	R$ 52,077
BLOCKING PERCENTAGE	100.00%
BLOCKED INVESTMENT	R$ 52,077
Companhia Energetica de Pernambuco - CELPE
Associates
INVESTMENT VALUE	R$ 33,854
BLOCKING PERCENTAGE	100.00%
BLOCKED INVESTMENT	R$ 33,854
Energisa S.A.
Associates
INVESTMENT VALUE	R$ 298,284
BLOCKING PERCENTAGE	78.57%
BLOCKED INVESTMENT	R$ 234,362
Centrais Eletricas de Santa Catarina - CELESC
Associates
INVESTMENT VALUE	R$ 206,795
BLOCKING PERCENTAGE	74.84%
BLOCKED INVESTMENT	R$ 154,765